STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,853,424	$ 1,552,351	$ 3,050,627	$ 2,306,903
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	29,117	24,556	47,676	26,916
Depreciation expense	12,890	0
Loss on sale of real estate	15,753	0	87,967	5,476
Impairment loss			0	0
Adjustment to loss for sale of collateral	(42,231)
(Increase) decrease in:
Escrow deposit		0
Interest and fees receivable	(88,716)	(105,543)	(213,438)	(207,098)
Other receivables	8,897	(34,759)	(72,374)	(17,500)
Due from borrowers	(108,654)	(49,607)
Prepaid expenses	(72,432)	0
Deposits on property	(5,000)
(Decrease) increase in:
Due to member	(656,296)	163,441	421,592	135,929
Due to shareholder	14,928
Accrued interest	14,800	(14,411)	(13,479)	24,548
Accrued expenses	31,236	0	196,086	0
Deferred revenue	401,646	(645)	25,484	71,299
Advances from borrowers	249,458	90,344	167,044	29,724
Total adjustments	(194,604)	73,376	646,558	69,294
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,658,820	1,625,727	3,697,185	2,376,197
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of real estate owned	90,123	229,141	1,059,629	421,822
Acquisitions of and improvements to real estate owned	(62,055)	(560,861)	(886,009)	0
Purchase of land and building			(397,448)	0
Escrow deposit	(311,950)	(259,000)
Purchase of furniture and equipment	(116,105)	0
Security deposit	1,750	0	800	0
Principal disbursements for mortgages receivable	(23,237,925)	(9,108,259)	(21,580,103)	(19,412,438)
Principal collections on mortgages receivable	9,181,290	6,353,148	14,861,360	5,812,116
NET CASH USED FOR INVESTING ACTIVITIES	(14,454,872)	(3,345,831)	(6,941,771)	(13,178,500)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit	16,545,766	4,175,000	7,475,000	6,000,000
Repayment of line of credit	(12,498,329)	(2,900,000)	(5,361,057)	(5,000,000)
Principal payments on mortgage payable	(4,030)	0
Dividends Paid	(555,162)
Proceeds from IPO	13,000,000	0
Pre-offering costs incurred	(1,492,330)	(124,750)	(580,890)	(45,000)
Financing costs incurred	(87,202)	(65,050)	(76,159)	(12,075)
Member contributions	653,646	2,516,714	5,084,732	7,214,754
Member distributions	(2,460,125)	(2,243,290)	(3,879,259)	(1,396,215)
Proceeds from mortgage			310,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,102,234	1,358,624	2,972,367	6,761,464
NET INCREASE (DECREASE) IN CASH	306,182	(361,480)	(272,219)	(4,040,839)
CASH - BEGINNING OF PERIOD	1,561,863	1,834,082	1,834,082	5,874,921
CASH - END OF PERIOD	1,868,045	1,472,602	1,561,863	1,834,082
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION
Interest paid	$ 242,991	$ 211,547	$ 470,821	$ 170,234